Operating Segment	12 Months Ended
Jan. 31, 2021
22. Operating Segment

The Company operates in one industry segment, development and commercialization of patented, differentiated and premium quality pharmaceuticals, within four geographical areas, Canada, U.S, Australia and the E.U.

	Canada $	U.S. $	Australia $	E.U. $	Total $

Year ended January 31, 2021
Revenue	–	–	–	–	–

Year ended January 31, 2020
Revenue	–	–	–	–	–

Year ended January 31, 2019
Revenue	–	–	–	–	–

As at January 31, 2021
Non-current assets	36,871	–	–	–	36,871

As at January 31, 2020
Non-current assets	4,706,733	63,508	–	–	4,770,241